Shareholder Report, Holdings (Details) - C000023718	Jun. 30, 2026
Other0BNY-91282CET4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
0BNY-BIN2JE6R5
Holdings [Line Items]
Percent of Net Asset Value	18.60%
0BNY-3130B1ZM2
Holdings [Line Items]
Percent of Net Asset Value	39.20%
0BNY-912797UV7
Holdings [Line Items]
Percent of Net Asset Value	41.70%